SCHEDULE OF FAIR VALUE OF DERIVATIVE LIABILITY (Details) - $ / shares		12 Months Ended
	May 27, 2024	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Weighted average fair value of derivative		$ 0.57	$ 1.61
Risk-free interest rate		3.40%	3.76%
Estimated life (in years)		5 years	5 years
Expected volatility		108.75%	100.64%
Expected dividend yield		0.00%	0.00%
Derivatives [member]
IfrsStatementLineItems [Line Items]
Weighted average fair value of derivative	$ 0.50	$ 0.59
Risk-free interest rate	4.12%	2.93%
Estimated life (in years)	3 years	2 years 5 months 1 day
Expected volatility	110.01%	107.47%
Expected dividend yield	0.00%	0.00%